Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at January 1,	$ 1,352	¥ 8,799	$ 1,402	¥ 9,124	¥ 8,843
Additions based on tax positions related to current year			113	738	281
Settlement			(163)	(1,063)	0
Balance at December 31,	$ 1,337	¥ 8,386	$ 1,352	¥ 8,799	¥ 9,124